S000058077 [Member] Expense Example, No Redemption - Royce Quant Small-Cap Quality Value ETF - Royce Quant Small-Cap Quality Value ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750